INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Cash flows from operating activities:
Net income	$ 1,244	$ 1,032	$ 1,793
Adjustments to reconcile income to net cash flows provided by operating activities:
Depreciation	786	748	1,508
Revaluation of long-term loans	4	(24)	(38)
Stock based compensation	43	62	141
Transaction with controlling shareholder		29	22
Accrued severance pay, net	40	(9)	36
Decrease (increase) in operating lease right-of-use assets	449	(3)	1,385
Decrease in operating lease liabilities	(453)	(6)	(1,388)
Decrease (increase) in trade receivables, net	149	(1,598)	(1,277)
Decrease in other accounts receivables and prepaid expenses	187	879	598
Decrease (increase) in inventories	248	(114)	175
Increase (decrease) in trade payables	(370)	194	107
Increase in deferred tax liabilities	12		45
Increase (decrease) in other accounts payables and accrued expenses	538	132	(529)
Net cash provided by operating activities	2,877	1,322	2,578
Cash flows from investing activities:
Purchase of property and equipment	(454)	(250)	(931)
Restricted deposits	(58)
Proceeds from disposals of property and equipment and repayment from insurance			125
Net cash used in investing activities	(512)	(250)	(806)
Cash flows from financing activities:
Short- term bank credit, net	(765)	(3,394)	(4,181)
Proceeds from short- term shareholder loan		555	561
Repayment of short- term shareholder loan	(571)
Issuance of Share capital in rights offering, net		3,298	3,298
Repayment of long-term loans	(108)	(455)	(891)
Proceeds from long-term loans	1,141		558
Repayment of property and equipment payables	(304)	(194)	(477)
Net cash used in financing activities	(607)	(190)	(1,132)
Effect of exchange rate on cash and cash equivalents	21	(37)	(4)
Increase in cash and cash equivalents	1,779	845	636
Cash and cash equivalents at beginning of the period	1,628	992	992
Cash and cash equivalents at end of the period	3,407	1,837	1,628
Supplemental cash flow information:
Interest	95	90	232
Non-cash activities:
Purchase of property and equipment on credit	141	65	350
Right-of-use asset recognized with corresponding lease liability	$ 153		$ 377